Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES	$ 980	$ 939	$ 2,327	$ 2,708	$ 3,721	$ 3,601
COST OF REVENUES	682	811	1,854	2,211	2,965	2,606
GROSS PROFIT	298	128	473	497	756	995
OPERATING EXPENSES:
Research and development	546	442	1,513	2,432	2,954	1,535
Selling and marketing	485	537	1,486	1,791	2,396	2,241
General and administrative	1,462	1,146	4,136	3,584	5,222	4,830
Total operating expenses	2,493	2,125	7,135	7,807	10,572	8,606
LOSS FROM OPERATIONS	(2,195)	(1,997)	(6,662)	(7,310)	(9,816)	(7,611)
FINANCIAL EXPENSES, net:
Interest expenses
Other financial expenses (income)					200	(371)
Total financial expenses (income)	(38)	(73)	(29)	(173)	200	(371)
LOSS BEFORE TAX EXPENSES					(10,016)	(7,240)
TAX EXPENSES					24
NET LOSS	$ (2,233)	$ (2,070)	$ (6,691)	$ (7,483)	$ (10,040)	$ (7,240)
NET LOSS PER SHARE - basic and diluted	$ (0.06)	$ (1.26)	$ (0.38)	$ (5.79)	$ (4.80)	$ (16.67)
WEIGHTED AVERAGE NUMBER OF SHARES OF COMMON STOCK USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	34,884,285	1,648,302	17,460,184	1,293,321	2,089,964	461,539